Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Net cash and Due from Banks	$ 4,023,323,415	$ 2,809,407,083	$ 2,903,235,785
Argentine Central Bank's Bills and Notes Maturing up to 90 Days	53,506,335	4,520,733,942	2,220,191,519
Reverse repurchase Transactions Debtors	2,339,600,525	722,417,088	2,476,425,067
Loans to Financial Institutions	12,094,856	33,073,656	80,490,264
Overnight Placements in Foreign Banks	35,436,960	158,134,658	68,670,483
Mutual Funds	98,343,703	66,283,444	54,316,791
Time Deposits	24,027,985	18,388,512	46,504,766
Total Cash and Cash Equivalents	$ 6,586,333,779	$ 8,328,438,383	$ 7,849,834,675	$ 6,991,885,202